Interest-bearing loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Schedule of Interest-Bearing Loans and Borrowings

		At December 31,
	Note	2020	2021	2022
		(in thousands)
Current
Venture debt	14.2	6,104	—	—
Interest-bearing receivables financing	14.3	14,228	9,518	7,723
Total current portion		$20,332	$9,518	$7,723
Non-current
Convertible debt	14.1	$26,074	$36,373	$43,455
Convertible debt embedded derivative	14.1	12,395	10,081	3,203
Venture debt	14.2	2,172	—	—
Total non-current portion		$40,641	$46,454	$46,658
The conversion rates of the convertible notes outstanding as of December 31, 2022, are as follows:

	Conversion rate per share	Conversion rate per ADS
2019-2 Nokomis Note	$1.03	$4.12
2021 Lynrock Lake Note	$1.915	$7.66